Subsequent Events - Additional Information (Detail)							12 Months Ended
	Feb. 18, 2018	Sep. 30, 2017	Sep. 15, 2017	Feb. 27, 2017	Jun. 19, 2015	Feb. 04, 2015	Dec. 31, 2016
Minimum
Subsequent Event [Line Items]
LIBOR plus interest rate					0.75%
Commitment fee on unused portion					0.175%
Maximum
Subsequent Event [Line Items]
LIBOR plus interest rate					1.75%
Commitment fee on unused portion					0.275%
TMCL II Secured Debt Facility
Subsequent Event [Line Items]
LIBOR plus interest rate							1.70%
TMCL IV Secured Debt Facility
Subsequent Event [Line Items]
LIBOR plus interest rate							1.95%
TMCL IV Secured Debt Facility | Minimum
Subsequent Event [Line Items]
LIBOR plus interest rate						1.95%
TMCL IV Secured Debt Facility | Maximum
Subsequent Event [Line Items]
LIBOR plus interest rate						2.25%
Scenario, Forecast | Amendment of TMCL II Secured Debt Facility
Subsequent Event [Line Items]
LIBOR plus interest rate		3.25%	2.70%
Scenario, Forecast | Amendment of TMCL IV Secured Debt Facility
Subsequent Event [Line Items]
Step up warehouse fee during sweep event	1.50%
Step up warehouse fee if there is no sweep event	1.00%
Subsequent Event | Amendment of TMCL II Secured Debt Facility
Subsequent Event [Line Items]
Debt Instrument, Covenant Description				If the debt service coverage ratio is less than 1.20x, a sweep event is triggered which effectively restricts TMCL II’s ability to request new advances and requires TMCL II to make principal payments to the extent of all available funds. If the debt service coverage ratio is less than 1.05x, it triggers an early amortization event in which TMCL II is required to make principal payments to the extent of all available funds.
LIBOR plus interest rate				2.25%
Step up warehouse fee during sweep event				0.50%
Subsequent Event | Amendment of TMCL IV Secured Debt Facility
Subsequent Event [Line Items]
Debt Instrument, Covenant Description				If the debt service coverage ratio is less than 1.20x, a sweep event is triggered which effectively restricts TMCL IV’s ability to request new advance and requires TMCL IV to make principal payments to the extent of all available funds. If the debt service coverage ratio is less than 1.05x, an early amortization event is triggered in which TMCL IV is required to make principal payments to the extent of all available funds.
LIBOR plus interest rate				2.50%
Step up warehouse fee during sweep event				0.50%
Subsequent Event | Amendment of TAP Funding Revolving Credit Facility
Subsequent Event [Line Items]
Debt Instrument, Covenant Description				An early amortization event, in which TAP Funding is required to make principal payment to the extent of all available funds, will be trigged if the debt service coverage ratio is less than 1.10 for fiscal quarters ending on or before March 31, 2018, or 1.2x for fiscal quarters ending on or after June 30, 2018.
Subsequent Event | Amendments of TL Revolving Credit Facility and the TL Revolving Credit Facility II | Minimum
Subsequent Event [Line Items]
LIBOR plus interest rate				1.50%
Commitment fee on unused portion				0.275%
Subsequent Event | Amendments of TL Revolving Credit Facility and the TL Revolving Credit Facility II | Maximum
Subsequent Event [Line Items]
LIBOR plus interest rate				2.50%
Commitment fee on unused portion				0.375%
Subsequent Event | Amendment of TL Term Loan | Minimum
Subsequent Event [Line Items]
LIBOR plus interest rate				1.50%
Subsequent Event | Amendment of TL Term Loan | Maximum
Subsequent Event [Line Items]
LIBOR plus interest rate				2.50%